NET INCOME PER SHARE (DETAILS TEXTUAL) - shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	0	0